FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis (Details) - Fair Value, measurements, recurring - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 108	$ 99
Total Liabilities	(122)	(108)
Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	1	1
Foreign exchange derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	51	76
Total Liabilities	(80)	(79)
Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	56	22
Total Liabilities	(42)	(29)
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	1	1
Total Liabilities	0	0
Level 1 | Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	1	1
Level 1 | Foreign exchange derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	0
Total Liabilities	0	0
Level 1 | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	0
Total Liabilities	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	107	98
Total Liabilities	(122)	(108)
Level 2 | Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	0
Level 2 | Foreign exchange derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	51	76
Total Liabilities	(80)	(79)
Level 2 | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	56	22
Total Liabilities	$ (42)	$ (29)